Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	EMERGING MARKETS PORTFOLIO
Objective [Heading]	rr_ObjectiveHeading	Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Emerging Markets Portfolio (the "Portfolio") seeks long-term capital appreciation by investing primarily in growth-oriented equity securities of issuers in emerging market countries.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

The table below describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. For purchases of Class A shares, you may qualify for a sales charge discount if the cumulative net asset value ("NAV") of Class A shares of the Portfolio purchased in a single transaction, together with the NAV of all Class A shares of other portfolios of Morgan Stanley Institutional Fund, Inc. (the "Fund") or Class A shares of other Morgan Stanley Multi-Class Funds (as defined in the section of this Prospectus entitled "Shareholder Information—Exchange Privilege") held in Related Accounts (as defined in the section of this Prospectus entitled "Shareholder Information—Sales Charge Applicable to Purchases of Class A Shares"), amounts to $25,000 or more. More information about this combined purchase discount and other discounts is available from your authorized financial intermediary and in the section of this Prospectus entitled "Shareholder Information—Sales Charge Applicable to Purchases of Class A Shares."

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Portfolio shares are held in a taxable account. These costs, which are not reflected in Total Annual Portfolio Operating Expenses or in the Example, affect Portfolio performance. During the most recent fiscal year, the Portfolio's portfolio turnover rate was 43% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	43.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

The example below is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Portfolio, your investment has a 5% return each year and that the Portfolio's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	If You SOLD Your Shares:
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	If You HELD Your Shares:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Adviser and the Portfolio's "Sub-Advisers," Morgan Stanley Investment Management Company ("MSIM Company") and Morgan Stanley Investment Management Limited ("MSIM Limited"), seek to maximize returns by investing primarily in growth-oriented equity securities in emerging markets.

The Adviser's and Sub-Advisers' investment approach combines top-down country allocation with bottom-up stock selection. The Adviser and Sub-Advisers allocate the Portfolio's assets among emerging markets based on relative economic, political and social fundamentals, stock valuations and investor sentiment. To manage risk, the Adviser and/or Sub-Advisers emphasize macroeconomic and fundamental research.

Under normal circumstances, at least 80% of the Portfolio's assets will be invested in equity securities of issuers located in emerging market countries. This policy may be changed without shareholder approval; however, you would be notified in writing of any changes. The Adviser and/or Sub-Advisers generally consider selling an investment when they determine the company no longer satisfies their investment criteria.

The Portfolio may, but it is not required to, use derivative instruments for a variety of purposes, including hedging, risk management, portfolio management or to earn income. The Portfolio's use of derivatives may involve the purchase and sale of derivative instruments such as futures and other related instruments and techniques. The Portfolio may utilize foreign currency forward exchange contracts, which are also derivatives, in connection with its investments in foreign securities. Derivative instruments used by the Portfolio will be counted toward the Portfolio's 80% policy discussed above to the extent they have economic characteristics similar to the securities included within that policy.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

There is no assurance that the Portfolio will achieve its investment objective, and you can lose money investing in this Portfolio. The principal risks of investing in the Portfolio include:

•  Equity Securities. In general, prices of equity securities are more volatile than those of fixed income securities. The prices of equity securities fluctuate, and sometimes widely fluctuate, in response to activities specific to the issuer of the security as well as factors unrelated to the fundamental condition of the issuer, including general market, economic and political conditions.

•  Foreign and Emerging Market Securities. Investments in foreign markets entail special risks such as currency, political, economic and market risks. There also may be greater market volatility, less reliable financial information, higher transaction and custody costs, decreased market liquidity and less government and exchange regulation associated with investments in foreign markets. In addition, investments in certain foreign markets, which have historically been considered stable, may become more volatile and subject to increased risk due to ongoing developments and changing conditions in such markets. Moreover, the growing interconnectivity of global economies and financial markets has increased the probability that adverse developments and conditions in one country or region will affect the stability of economies and financial markets in other countries or regions. Certain foreign markets may rely heavily on particular industries or foreign capital and are more vulnerable to diplomatic developments, the imposition of economic sanctions against a particular country or countries, organizations, entities and/or individuals, changes in international trading patterns, trade barriers, and other protectionist or retaliatory measures. Economic sanctions could, among other things, effectively restrict or eliminate the Portfolio's ability to purchase or sell securities or groups of securities for a substantial period of time, and may make the Portfolio's investments in such securities harder to value. Investments in foreign markets may also be adversely affected by governmental actions such as the imposition of capital controls, nationalization of companies or industries, expropriation of assets, or the imposition of punitive taxes. The governments of certain countries may prohibit or impose substantial restrictions on foreign investing in their capital markets or in certain sectors or industries. In addition, a foreign government may limit or cause delay in the convertibility or repatriation of its currency which would adversely affect the U.S. dollar value and/or liquidity of investments denominated in that currency. Certain foreign investments may become less liquid in response to market developments or adverse investor perceptions, or become illiquid after purchase by the Portfolio, particularly during periods of market turmoil. When the Portfolio holds illiquid investments, its portfolio may be harder to value. The risks of investing in emerging market countries are greater than risks associated with investments in foreign developed countries. In addition, the Portfolio's investments in foreign issuers may be denominated in foreign currencies and therefore, to the extent unhedged, the value of the investment will fluctuate with the U.S. dollar exchange rates. To the extent hedged by the use of foreign currency forward exchange contracts, the precise matching of the foreign currency forward exchange contract amounts and the value of the securities involved will not generally be possible because the future value of such securities in foreign currencies will change as a consequence of market movements in the value of those securities between the date on which the contract is entered into and the date it matures. There is additional risk that such transactions may reduce or preclude the opportunity for gain if the value of the currency should move in the direction opposite to the position taken and that foreign currency forward exchange contracts create exposure to currencies in which the Portfolio's securities are not denominated. The use of foreign currency forward exchange contracts involves the risk of loss from the insolvency or bankruptcy of the counterparty to the contract or the failure of the counterparty to make payments or otherwise comply with the terms of the contract.

•  Liquidity. The Portfolio's investments in illiquid securities may entail greater risk than investments in other types of securities. These securities may be more difficult to sell, particularly in times of market turmoil. Additionally, the market for certain investments deemed liquid at the time of purchase may become illiquid under adverse market or economic conditions. Illiquid securities may be more difficult to value. If the Portfolio is forced to sell an illiquid security to fund redemptions or for other cash needs, it may be forced to sell the security at a loss.

•  Derivatives. A derivative instrument often has risks similar to its underlying asset and may have additional risks, including imperfect correlation between the value of the derivative and the underlying asset, risks of default by the counterparty to certain transactions, magnification of losses incurred due to changes in the market value of the securities, instruments, indices or interest rates to which the derivative instrument relates and risks that the transactions may not be liquid. Certain derivative transactions may give rise to a form of leverage. Leverage magnifies the potential for gain and the risk of loss.

Shares of the Portfolio are not bank deposits and are not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency.

Risk Lose Money [Text]	rr_RiskLoseMoney	There is no assurance that the Portfolio will achieve its investment objective, and you can lose money investing in this Portfolio.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	Shares of the Portfolio are not bank deposits and are not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart and table below provide some indication of the risks of investing in the Portfolio by showing changes in the Portfolio's Class I shares' performance from year-to-year and by showing how the Portfolio's average annual returns for the past one, five and 10 year periods and since inception compare with those of a broad measure of market performance, as well as an index that represents a group of similar mutual funds, over time. The performance of the other Classes, which is shown in the table below, will differ because the Classes have different ongoing fees. The Portfolio's returns in the table include the maximum applicable sales charge for Class A and assume you sold your shares at the end of each period (unless otherwise noted). The Portfolio's past performance, before and after taxes, is not necessarily an indication of how the Portfolio will perform in the future. Updated performance information is available online at www.morganstanley.com/im.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table below provide some indication of the risks of investing in the Portfolio by showing changes in the Portfolio's Class I shares' performance from year-to-year and by showing how the Portfolio's average annual returns for the past one, five and 10 year periods and since inception compare with those of a broad measure of market performance, as well as an index that represents a group of similar mutual funds, over time.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.morganstanley.com/im
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Portfolio's past performance, before and after taxes, is not necessarily an indication of how the Portfolio will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Annual Total Returns—Calendar Years
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
High Quarter	6/30/09	35.03%
Low Quarter	12/31/08	–29.79%

Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	High Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	35.03%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Low Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(29.79%)
Performance Table Does Reflect Sales Loads	rr_PerformanceTableDoesReflectSalesLoads	The Portfolio's returns in the table include the maximum applicable sales charge for Class A and assume you sold your shares at the end of each period (unless otherwise noted).
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses or taxes)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	The after-tax returns shown in the table above are calculated using the historical highest individual federal marginal income tax rates during the period shown and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on the investor's tax situation and may differ from those shown, and after-tax returns are not relevant to investors who hold their Portfolio shares through tax deferred arrangements such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns for the Portfolio's other Classes will vary from Class I shares' returns.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	After-tax returns may be higher than before-tax returns due to an assumed benefit from capital losses that would have been realized had Portfolio shares been sold at the end of the relevant periods, as applicable.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock

The after-tax returns shown in the table above are calculated using the historical highest individual federal marginal income tax rates during the period shown and do not reflect the impact of state and local taxes. After-tax returns for the Portfolio's other Classes will vary from Class I shares' returns. Actual after-tax returns depend on the investor's tax situation and may differ from those shown, and after-tax returns are not relevant to investors who hold their Portfolio shares through tax deferred arrangements such as 401(k) plans or individual retirement accounts. After-tax returns may be higher than before-tax returns due to an assumed benefit from capital losses that would have been realized had Portfolio shares been sold at the end of the relevant periods, as applicable.

Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns (for the calendar periods ended December 31, 2014)
MSCI Emerging Markets Net Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Past 1 Year	rr_AverageAnnualReturnYear01	(2.19%)	[1]
Average Annual Returns, Past 5 Years	rr_AverageAnnualReturnYear05	1.78%	[1]
Average Annual Returns, Past 10 Years	rr_AverageAnnualReturnYear10	8.43%	[1]
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	7.85%	[1],[2]
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Sep. 25, 1992	[1]
Lipper Emerging Markets Funds Index (reflects no deductions for taxes)
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Past 1 Year	rr_AverageAnnualReturnYear01	(2.66%)	[3]
Average Annual Returns, Past 5 Years	rr_AverageAnnualReturnYear05	2.51%	[3]
Average Annual Returns, Past 10 Years	rr_AverageAnnualReturnYear10	7.85%	[3]
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception		[3]
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Sep. 25, 1992	[3]
CLASS I
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage based on the lesser of the offering price or NAV at redemption)	rr_MaximumDeferredSalesChargeOverOther	none
Redemption Fee (as a percentage of Amount Redeemed)	rr_RedemptionFeeOverRedemption	(2.00%)
Advisory Fee	rr_ManagementFeesOverAssets	1.22%
Distribution and/ or Shareholder Service (12b-1) Fee	rr_DistributionOrSimilarNon12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.30%
Total Annual Portfolio Operating Expenses	rr_ExpensesOverAssets	1.52%	[4]
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.27%)	[4]
Total Annual Portfolio Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.25%	[4]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	127
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	397
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	686
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,511
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	127
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	397
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	686
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	1,511
Annual Return 2005	rr_AnnualReturn2005	34.54%
Annual Return 2006	rr_AnnualReturn2006	38.00%
Annual Return 2007	rr_AnnualReturn2007	41.56%
Annual Return 2008	rr_AnnualReturn2008	(56.39%)
Annual Return 2009	rr_AnnualReturn2009	69.54%
Annual Return 2010	rr_AnnualReturn2010	18.49%
Annual Return 2011	rr_AnnualReturn2011	(18.41%)
Annual Return 2012	rr_AnnualReturn2012	20.19%
Annual Return 2013	rr_AnnualReturn2013	(0.80%)
Annual Return 2014	rr_AnnualReturn2014	(4.47%)
Average Annual Returns, Past 1 Year	rr_AverageAnnualReturnYear01	(4.47%)
Average Annual Returns, Past 5 Years	rr_AverageAnnualReturnYear05	1.94%
Average Annual Returns, Past 10 Years	rr_AverageAnnualReturnYear10	7.90%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	8.12%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Sep. 25, 1992
CLASS I | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Past 1 Year	rr_AverageAnnualReturnYear01	(5.55%)
Average Annual Returns, Past 5 Years	rr_AverageAnnualReturnYear05	1.56%
Average Annual Returns, Past 10 Years	rr_AverageAnnualReturnYear10	6.91%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	7.24%
CLASS I | After Taxes on Distributions and Sale of Portfolio Shares
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Past 1 Year	rr_AverageAnnualReturnYear01	(1.16%)
Average Annual Returns, Past 5 Years	rr_AverageAnnualReturnYear05	1.76%
Average Annual Returns, Past 10 Years	rr_AverageAnnualReturnYear10	6.95%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	7.00%
CLASS A
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.25%
Maximum deferred sales charge (load) (as a percentage based on the lesser of the offering price or NAV at redemption)	rr_MaximumDeferredSalesChargeOverOther	none	[5]
Redemption Fee (as a percentage of Amount Redeemed)	rr_RedemptionFeeOverRedemption	(2.00%)
Advisory Fee	rr_ManagementFeesOverAssets	1.22%
Distribution and/ or Shareholder Service (12b-1) Fee	rr_DistributionOrSimilarNon12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.35%
Total Annual Portfolio Operating Expenses	rr_ExpensesOverAssets	1.82%	[4]
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.25%)	[4]
Total Annual Portfolio Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.57%	[4]
Expenses Deferred Charges [Text Block]	rr_ExpensesDeferredChargesTextBlock	Investments that are not subject to any sales charges at the time of purchase are subject to a contingent deferred sales charge ("CDSC") of 1.00% that will be imposed if you sell your shares within 18 months after the last day of the month of purchase, except for certain specific circumstances. See "Shareholder Information—How to Redeem Portfolio Shares" for further information about the CDSC waiver categories.
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	For purchases of Class A shares, you may qualify for a sales charge discount if the cumulative net asset value ("NAV") of Class A shares of the Portfolio purchased in a single transaction, together with the NAV of all Class A shares of other portfolios of Morgan Stanley Institutional Fund, Inc. (the "Fund") or Class A shares of other Morgan Stanley Multi-Class Funds (as defined in the section of this Prospectus entitled "Shareholder Information—Exchange Privilege") held in Related Accounts (as defined in the section of this Prospectus entitled "Shareholder Information—Sales Charge Applicable to Purchases of Class A Shares"), amounts to $25,000 or more.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	25,000
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	676
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	995
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,335
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	2,294
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	676
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	995
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,335
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	2,294
Average Annual Returns, Past 1 Year	rr_AverageAnnualReturnYear01	(9.76%)
Average Annual Returns, Past 5 Years	rr_AverageAnnualReturnYear05	0.58%
Average Annual Returns, Past 10 Years	rr_AverageAnnualReturnYear10	7.04%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	6.64%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Jan. 02, 1996
Class L
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage based on the lesser of the offering price or NAV at redemption)	rr_MaximumDeferredSalesChargeOverOther	none
Redemption Fee (as a percentage of Amount Redeemed)	rr_RedemptionFeeOverRedemption	(2.00%)
Advisory Fee	rr_ManagementFeesOverAssets	1.22%
Distribution and/ or Shareholder Service (12b-1) Fee	rr_DistributionOrSimilarNon12b1FeesOverAssets	0.75%
Other Expenses	rr_OtherExpensesOverAssets	1.00%
Total Annual Portfolio Operating Expenses	rr_ExpensesOverAssets	2.97%	[4]
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.87%)	[4]
Total Annual Portfolio Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	2.10%	[4]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	213
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	658
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,129
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	2,431
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	213
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	658
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,129
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	2,431
Average Annual Returns, Past 1 Year	rr_AverageAnnualReturnYear01	(5.26%)
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	(0.36%)
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Apr. 27, 2012
Class C
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage based on the lesser of the offering price or NAV at redemption)	rr_MaximumDeferredSalesChargeOverOther	1.00%	[6]
Redemption Fee (as a percentage of Amount Redeemed)	rr_RedemptionFeeOverRedemption	(2.00%)
Advisory Fee	rr_ManagementFeesOverAssets	1.22%
Distribution and/ or Shareholder Service (12b-1) Fee	rr_DistributionOrSimilarNon12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	1.00%	[7]
Total Annual Portfolio Operating Expenses	rr_ExpensesOverAssets	3.22%	[4]
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.87%)	[4]
Total Annual Portfolio Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	2.35%	[4]
Expenses Deferred Charges [Text Block]	rr_ExpensesDeferredChargesTextBlock	The Class C CDSC is only applicable if you sell your shares within one year after purchase. See "Shareholder Information" for a complete discussion of the CDSC.
Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	Other expenses have been estimated for the current fiscal year.
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	338
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	733
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,255
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	2,686
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	238
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	733
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,255
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	2,686
Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	Class C shares of the Portfolio had not commenced investment operations as of December 31, 2014.
Average Annual Returns, Past 1 Year	rr_AverageAnnualReturnYear01		[8]
Average Annual Returns, Past 5 Years	rr_AverageAnnualReturnYear05		[8]
Average Annual Returns, Past 10 Years	rr_AverageAnnualReturnYear10		[8]
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception		[8]
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Apr. 30, 2015	[8]
Class IS
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage based on the lesser of the offering price or NAV at redemption)	rr_MaximumDeferredSalesChargeOverOther	none
Redemption Fee (as a percentage of Amount Redeemed)	rr_RedemptionFeeOverRedemption	(2.00%)
Advisory Fee	rr_ManagementFeesOverAssets	1.22%
Distribution and/ or Shareholder Service (12b-1) Fee	rr_DistributionOrSimilarNon12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.20%
Total Annual Portfolio Operating Expenses	rr_ExpensesOverAssets	1.42%	[4]
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.24%)	[4]
Total Annual Portfolio Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.18%	[4]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	120
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	375
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	649
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,432
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	120
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	375
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	649
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	1,432
Average Annual Returns, Past 1 Year	rr_AverageAnnualReturnYear01	(4.36%)
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	(2.00%)
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Sep. 13, 2013

[1]	The MSCI Emerging Markets Net Index is a free float-adjusted market capitalization weighted index that is designed to measure equity market performance of emerging markets. The term "free float" represents the portion of shares outstanding that are deemed to be available for purchase in the public equity markets by investors. The MSCI Emerging Markets Net Index currently consists of 23 emerging market country indices. The performance of the Index is listed in U.S. dollars and assumes reinvestment of net dividends. It is not possible to invest directly in an index.
[2]	Since Inception reflects the inception date of Class I.
[3]	The Lipper Emerging Markets Funds Index is an equally weighted performance index of the largest qualifying funds (based on net assets) in the Lipper Emerging Markets Funds classification. There are currently 30 funds represented in this Index.
[4]	The Portfolio's "Adviser," Morgan Stanley Investment Management Inc., has agreed to reduce its advisory fee and/or reimburse the Portfolio so that Total Annual Portfolio Operating Expenses, excluding certain investment related expenses, taxes, interest and other extraordinary expenses (including litigation), will not exceed 1.25% for Class I, 1.60% for Class A, 2.10% for Class L, 2.35% for Class C and 1.18% for Class IS. The fee waivers and/or expense reimbursement will continue for at least one year or until such time as the Fund's Board of Directors acts to discontinue all or a portion of such waivers and/or reimbursements when it deems such action is appropriate.
[5]	Investments that are not subject to any sales charges at the time of purchase are subject to a contingent deferred sales charge ("CDSC") of 1.00% that will be imposed if you sell your shares within 18 months after the last day of the month of purchase, except for certain specific circumstances. See "Shareholder Information-How to Redeem Portfolio Shares" for further information about the CDSC waiver categories.
[6]	The Class C CDSC is only applicable if you sell your shares within one year after purchase. See "Shareholder Information" for a complete discussion of the CDSC.
[7]	Other expenses have been estimated for the current fiscal year.
[8]	Class C shares of the Portfolio had not commenced investment operations as of December 31, 2014. Upon completion of a full calendar year of investment operations by Class C shares of the Portfolio, this table will include Class C shares' average annual total returns (before taxes).